Intangible Assets Including Goodwill (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Goodwill Balances
Beginning Balance	$ 30,556	$ 31,184
Goodwill Additions	2,590	442
Purchase Price Adjustments	(3)	4
Divestitures	(26)	(183)
Foreign Currency Translation and Other Adjustments	(1,096)	(891)
Ending Balance	32,021	30,556
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,555	4,855
Goodwill Additions	74
Purchase Price Adjustments	0	0
Divestitures	(1)	(52)
Foreign Currency Translation and Other Adjustments	(232)	(248)
Ending Balance	4,396	4,555
Goodwill reclassified to conform with 2015 presentation		469
Global Technology Services
Changes in Goodwill Balances
Beginning Balance	3,530	3,608
Goodwill Additions	694	11
Purchase Price Adjustments	0	21
Divestitures		(2)
Foreign Currency Translation and Other Adjustments	(90)	(108)
Ending Balance	4,133	3,530
Goodwill reclassified to conform with 2015 presentation		(469)
Software
Changes in Goodwill Balances
Beginning Balance	21,000	21,121
Goodwill Additions	1,413	430
Purchase Price Adjustments	(2)	(17)
Divestitures	(25)	(19)
Foreign Currency Translation and Other Adjustments	(741)	(516)
Ending Balance	21,644	21,000
Systems Hardware
Changes in Goodwill Balances
Beginning Balance	1,472	1,601
Goodwill Additions	410
Purchase Price Adjustments	0
Divestitures		(110)
Foreign Currency Translation and Other Adjustments	(33)	(19)
Ending Balance	$ 1,848	$ 1,472